INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]

	Years Ended December 31,
	2019	2018	2017

Net loss for the year	$(1,650,745)	$(664,762)	$(61,287)

Expected income tax recovery based on statutory rate	(437,000)	(176,000)	(16,000)
Adjustment to expected income tax benefit
Permanent differences	123,000	(17,000)	(77,000)
Other	54,000	651,000	2,000
Change in unrecognized deferred tax asset	260,000	(458,000)	91,000
Income tax provision (recovery)	$-	$-	$-

Disclosure of deferred taxes [Table Text Block]

	Years Ended December 31,
	2019	2018
Non-capital losses carried forward	$13,802,000	$12,562,000
Fixed assets - Canada	203,000	189,000
Other - Canada	393,000	111,000
Capital loss carry-forward - Canada	4,028,000	3,850,000
Lease - Canada	45,000	-
Exploration and evaluation properties - Congo	35,225,000	31,466,000
Total	$53,696,000	$48,178,000

Disclosure of detailed information about non-capital losses available [Table Text Block]
2026	$261,000
2027	132,000
2028	199,000
2029	674,000
2030	1,520,000
2031	2,593,000
2032	2,187,000
2033	1,946,000
2034	870,000
2035	560,000
2036	612,000
2037	541,000
2038	675,000
2039	1,032,000
$13,802,000